Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Leasehold improvements [member]
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Description of useful life, property, plant and equipment	Shorter of the useful lives or the lease terms
Leasehold improvements [member] | Bottom of range [member]
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Leasehold improvements [member] | Top of range [member]
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years
Fixtures and fittings [member]
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Office equipment and software | Bottom of range [member]
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Office equipment and software | Top of range [member]
Disclosure of Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years